Expense Example, No Redemption - FidelityEmergingMarketsDiscoveryFund-AMCIZPRO - FidelityEmergingMarketsDiscoveryFund-AMCIZPRO - Fidelity Emerging Markets Discovery Fund	Dec. 30, 2022 USD ($)
Fidelity Advisor Emerging Markets Discovery Fund - Class A
Expense Example, No Redemption:
1 Year	$ 718
3 Years	1,019
5 Years	1,341
10 Years	2,252
Fidelity Advisor Emerging Markets Discovery Fund - Class C
Expense Example, No Redemption:
1 Year	228
3 Years	703
5 Years	1,205
10 Years	2,394
Fidelity Advisor Emerging Markets Discovery Fund - Class M
Expense Example, No Redemption:
1 Year	522
3 Years	882
5 Years	1,266
10 Years	2,340
Fidelity Advisor Emerging Markets Discovery Fund - Class I
Expense Example, No Redemption:
1 Year	119
3 Years	372
5 Years	644
10 Years	1,420
Fidelity Advisor Emerging Markets Discovery Fund - Class Z
Expense Example, No Redemption:
1 Year	105
3 Years	328
5 Years	569
10 Years	$ 1,259